Offerings - Offering: 1	Jun. 13, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common stock, $0.001 par value per share
Amount Registered | shares	45,000,000
Maximum Aggregate Offering Price	$ 195,975,000.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 30,003.77
Offering Note	a - Pursuant to Rule 416 under the Securities Act of 1933, as amended (the "Securities Act"), this registration statement shall be deemed to cover any additional securities to be offered or issued from stock splits, stock dividends or similar transactions. b - This Registration Statement on Form S-8 registers 45,000,000 shares of TeraWulf Inc.'s common stock issuable under the TeraWulf 2021 Omnibus Incentive Plan. c - Pursuant to Rule 457(c) and 457(h) under the Securities Act, the proposed maximum offering price per share was determined based on the average of the high and low prices of TeraWulf Inc.'s shares of common stock reported by the Nasdaq on June 12, 2025.